Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
February 29, 2024
DRA-NPRT3-0424
1.9907224.100
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Interactive Media & Services - 1.5%
Alphabet, Inc. Class C (a)	11,722	1,638,501
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.8%
Mobileye Global, Inc. (a)(b)	32,577	829,736
Automobiles - 1.9%
BYD Co. Ltd. (H Shares)	38,500	950,514
Tesla, Inc. (a)	5,126	1,034,837
		1,985,351
Broadline Retail - 0.9%
Amazon.com, Inc. (a)	5,673	1,002,759
TOTAL CONSUMER DISCRETIONARY		3,817,846
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc. (a)	5,522	2,129,283
INDUSTRIALS - 46.8%
Electrical Equipment - 3.8%
AMETEK, Inc.	8,219	1,480,899
Rockwell Automation, Inc.	6,422	1,830,784
Sensata Technologies, Inc. PLC	21,506	740,237
		4,051,920
Industrial Conglomerates - 3.6%
Honeywell International, Inc.	6,304	1,252,794
Siemens AG	12,795	2,529,847
		3,782,641
Machinery - 37.2%
Airtac International Group	33,846	1,293,914
ATS Corp. (a)	44,709	1,684,720
AutoStore Holdings Ltd. (a)(c)	404,446	647,720
Daifuku Co. Ltd.	115,099	2,722,392
Deere & Co.	4,779	1,744,574
Dongguan Yiheda Automation Co. Ltd.	471,317	1,641,068
Estun Automation Co. Ltd. (A Shares)	861,209	2,086,937
FANUC Corp.	174,928	5,101,289
HIWIN Technologies Corp.	543,827	4,123,676
Kardex AG	6,216	1,651,789
Leader Harmonious Drive Systems Co. Ltd. (A Shares)	161,141	2,876,201
Misumi Group, Inc.	232,273	3,541,729
Nabtesco Corp.	27,941	462,950
Shenzhen Inovance Technology Co. Ltd. (A Shares)	236,476	2,079,340
SMC Corp.	8,074	4,855,063
Symbotic, Inc. (a)(b)	32,218	1,269,389
THK Co. Ltd.	83,855	1,842,438
		39,625,189
Professional Services - 2.2%
Recruit Holdings Co. Ltd.	57,726	2,327,214
TOTAL INDUSTRIALS		49,786,964
INFORMATION TECHNOLOGY - 45.6%
Electronic Equipment, Instruments & Components - 9.8%
Keyence Corp.	12,474	5,827,634
OPT Machine Vision Tech Co. Ltd.	126,285	1,465,111
Renishaw PLC	37,751	2,052,895
Teledyne Technologies, Inc. (a)	2,519	1,076,293
		10,421,933
IT Services - 2.2%
Accenture PLC Class A	6,233	2,336,004
Semiconductors & Semiconductor Equipment - 17.1%
NVIDIA Corp.	9,165	7,250,619
Taiwan Semiconductor Manufacturing Co. Ltd.	320,894	6,995,572
Teradyne, Inc.	38,093	3,946,054
		18,192,245
Software - 16.5%
Altair Engineering, Inc. Class A (a)	12,285	1,045,208
Autodesk, Inc. (a)	3,675	948,775
Dassault Systemes SA	43,389	2,025,153
Manhattan Associates, Inc. (a)	4,454	1,128,332
Microsoft Corp.	2,895	1,197,488
Nemetschek SE	9,740	928,270
PTC, Inc. (a)	32,941	6,028,532
Synopsys, Inc. (a)	4,030	2,312,132
UiPath, Inc. Class A (a)	65,700	1,560,375
Unity Software, Inc. (a)(b)	14,876	436,164
		17,610,429
TOTAL INFORMATION TECHNOLOGY		48,560,611
TOTAL COMMON STOCKS (Cost $95,555,485)		105,933,205

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	425,053	425,138
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,163,859	2,164,075
TOTAL MONEY MARKET FUNDS (Cost $2,589,213)		2,589,213

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $98,144,698)	108,522,418
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(2,049,516)
NET ASSETS - 100.0%	106,472,902

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $647,720 or 0.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	794,696	19,892,325	20,261,883	37,281	-	-	425,138	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,079,750	34,719,351	34,635,026	83,275	-	-	2,164,075	0.0%
Total	2,874,446	54,611,676	54,896,909	120,556	-	-	2,589,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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